Other general administrative expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other general administrative expenses (Tables) [Abstract]
Breakdown - Other administrative expenses

The detail of other general administrative expenses is as follows:

Thousand of reais	2019	2018	2017

General maintenance expenses	748,196	1,330,549	1,284,490
Technology maintenance expenses	2,058,619	1,786,416	1,364,720
Advertising	712,855	621,645	617,563
Communications	472,873	457,323	593,272
Per diems and travel expenses	140,016	127,277	106,956
Taxes other than income tax	112,012	88,977	122,570
Surveillance and cash courier services	630,585	617,129	630,466
Insurance premiums	34,778	29,434	27,289
Specialized and technical services	2,172,566	2,089,614	1,901,056
Technical reports	360,990	359,468	370,546
Others specialized and technical services	1,811,577	1,730,146	1,530,510
Other administrative expenses (1)	531,312	437,767	534,935
Total	7,613,812	7,586,131	7,183,317

(1) In December 31, 2019, includes mainly Data Processing Expenses in the balance of R$2.392 (2018 - R$67.724 and 2017 - R$73.664), Service Expenses in the balance of R$2.172 (2018 - revenue of R$26.852 and 2017 - R$87.199), Expenses with Benefit Guarantor Fund - FGB R$53.548 (2018 - R$34.996 and 2017 - R$5.334), Interest on Own Capital R$0 (2018 - R$38.006 and 2017 - R$20.826) and Recovery of Charges and Expenses R$97.426 (2018 - R$92.408 and 2017 - R$89.409).

Balance of Technical reports

The balance of “Technical reports” includes the fees paid by the consolidated companies to their respective auditors, the detail are as follows:

Millions of Reais	2019	2018	2017

Audit of the annual financial statements of the companies audited by external audit (1)(2) (constant scope of consolidation)	25.2	19.9	17.5

Audit Related	0.1	0.5	3.9
Others	0.3	0.1	1.3
Total	25.6	20.5	22.7

(1) In 2019, it includes R$ 1.9 million and R$ 1.8 million referring to the audit work for the 2017 and 2018 fiscal year. In 2017, includes R$2.3 million, referred to the audit work of 2016 fiscal year.